Note 16 - Equity Instruments (Details Textual) - USD ($)		1 Months Ended				3 Months Ended
		Oct. 31, 2015	Oct. 30, 2015	Sep. 30, 2015	Nov. 30, 2014	Sep. 30, 2015	Dec. 31, 2016	Mar. 11, 2015	Mar. 31, 2014
Class of Warrant or Right, Outstanding							11,344,367
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]						$ 0.33
Common Stock, Capital Shares Reserved for Future Issuance							18,641,776
Series KK Warrants [Member]
Class of Warrant or Right, Outstanding							391,032		391,032
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.918		$ 1.918
Series JJ Warrants [Member]
Stock Issued During Period Shares Stock Warrants Exercised					3,843,223
Adjustments to Additional Paid in Capital Warrant Exercised					$ 7,700,000
Series BB [Member]
Class of Warrant or Right, Outstanding							300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2
Gains (Losses) on Extension of Warrant Expiration Date						$ 150,000
Series MM Warrants Expire September 2019 [Member]
Class of Warrant or Right, Outstanding							150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.50
Series MM Warrants Expire September 2019 [Member] | Chardan Capital Markets, LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.50		$ 2.50
Class of Warrant or Right, Outstanding Term				4 years
Common Stock Warrants Issued				150,000
Series MM Warrants Expire October 2019 [Member]
Class of Warrant or Right, Outstanding							150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.50
Series MM Warrants Expire October 2019 [Member] | Chardan Capital Markets, LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50
Class of Warrant or Right, Outstanding Term			4 years
Common Stock Warrants Issuable			150,000
Series MM warrants [Member] | Chardan Capital Markets, LLC [Member]
Issuance of Stock and Warrants for Services or Claims						$ 256,000
Series LL Warrants [Member]
Class of Warrant or Right, Outstanding							9,777,130
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.01
Stock Issued During Period Shares Stock Warrants Exercised		4,977,679
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised		5,000,000
Common Stock [Member] | Macrophage Therapeutics [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							300	300
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.01
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.04

[1]	Weighted average exercise price.